Consolidated Balance Sheet (Successor, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Successor
Current Assets:
Unrestricted cash and cash equivalents	$ 58.2	$ 57.7
Restricted cash	0.1	0.1
Accounts receivable, less allowances of $5.2 million and $4.9 million, respectively	273.9	280.8
Inventories:
Raw materials	90.9	92.9
Work in process	31.2	24.3
Finished goods	182.1	196.3
Inventory, Net	304.2	313.5
Prepaid expenses	22.0	15.9
Other current assets	13.5	13.8
Tax refunds receivable	10.1	18.5
Prepaid income taxes	38.7	16.9
Total current assets	720.7	717.2
Property and Equipment, at Cost:
Land	18.0	18.2
Buildings and improvements	76.8	76.0
Machinery and equipment	198.0	185.4
Gross property and equipment	292.8	279.6
Less accumulated depreciation	81.6	44.1
Total property and equipment, net	211.2	235.5
Other Assets:
Goodwill	308.1	294.6
Intangible assets, less accumulated amortization of $83.0 million and $38.2 million, respectively	659.2	695.0
Deferred debt expense	20.2	12.2
Restricted investments and marketable securities	2.2	2.4
Other assets	20.8	16.7
Total other long-term assets	1,010.5	1,020.9
Total Assets	1,942.4	1,973.6
Current Liabilities:
Notes payable and other short-term obligations	1.3	8.6
Current maturities of long-term debt	32.1	7.7
Long-term debt (Note 8)	0	1.5
Accounts payable	160.8	175.7
Accrued expenses and taxes, net	209.0	193.2
Total current liabilities	403.2	386.7
Other Liabilities:
Deferred income taxes	137.4	152.7
Other	210.3	173.6
Total other long-term liabilities	347.7	326.3
Notes, Mortgage Notes and Obligations Payable, Less Current Maturities	1,111.1	1,101.8
Commitments and Contingencies (Note 11)
Stockholders' Investment:
Preferred stock, $0.01 par value, 10,000,000 authorized shares; none issued and outstanding at December 31, 2011 and 2010	0	0
Common stock, $0.01 par value, 90,000,000 authorized shares; 15,204,189 shares issued and 15,000,000 shares issued at December 31, 2011 and 2010, respectively	0.1	0.1
Additional paid-in capital	176.9	174.7
Accumulated deficit	(72.7)	(16.8)
Accumulated other comprehensive (loss) income	(20.8)	0.8
Less: Treasury stock at cost, 74,950 shares at December 31, 2011	(3.1)	0
Total stockholders' investment	80.4	158.8
Total Liabilities and Stockholders' Investment	$ 1,942.4	$ 1,973.6